Note 10 - Share-based Compensation (Tables)	6 Months Ended
Jun. 30, 2017
Notes Tables
Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
	Six months ended June 30,
	2016	2017
	(Unaudited)	(Unaudited)

Research and development	-	6,930
General and administrative	-	1,826

Total	-	8,756